Income Taxes - Schedule of Income Tax Expenses Benefits (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Current tax benefit	$ (1,902)
Deferred tax (benefit) expense	(7,964)	47,866
Total income taxes	$ (9,866)	$ 47,866